Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of reduction of Research and Development Expenses	Such amount was reflected as a reduction of research and development expenses in the year ended December 31, 2023.
	December 31,
	2023	2022

Royalties to an ASIC designer	-	94
	-	94